3. Investment Securities Available-For-Sale (Tables)	12 Months Ended
Dec. 31, 2014
Maximum amount of all loan relationships review in addition to annual loan relationship
Schedule of amortized cost and market value of securities available-for-sale
	2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

State and political subdivisions	$ 9,546	$ 163	$ 8	$ 9,701
Mortgage backed securities	61,476	395	148	61,723
Single Issue Trust Preferred	500	-	12	488
SBA Pools	12,669	29	275	12,423
	$ 84,191	$ 587	$ 443	$ 84,335

	2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

State and political subdivisions	$ 9,795	$ 51	$ 309	$ 9,537
Mortgage backed securities	30,984	190	434	30,740
Single Issue Trust Preferred	907	-	24	883
SBA Pools	14,396	30	767	13,659
SLMA	500	-	1	499
	$ 56,582	$ 271	$ 1,535	$ 55,318

Age of gross unrealized losses and fair value by investment category
	December 31, 2014
	Less Than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

State and political subdivisions	$ -	$ -	$ 1,002	$ 8	$ 1,002	$ 8
Mortgage-backed securities	5,244	19	7,586	129	12,830	148
Single Issue Trust Preferred	-	-	488	12	488	12
SBA Pools	-	-	11,239	275	11,239	275

Total	$ 5,244	$ 19	$ 20,315	$ 424	$25,559	$ 443

	December 31, 2013
	Less Than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

State and political subdivisions	$ 4,812	$ 144	$ 849	$ 165	$ 5,661	$ 309
Mortgage-backed securities	16,586	308	1,733	126	18,319	434
Pooled Trust Preferred Securities	-	-	-	-	-	-
Single Issue Trust Preferred	-	-	883	24	883	24
SBA Pools	7,273	482	4,802	285	12,075	767
SLMA	499	1	-	-	499	1

Total	$ 29,170	$ 935	$ 8,267	$ 600	$37,437	$ 1,535

Amortized cost and estimated fair value of securities available-for-sale by contractual maturity
	Amortized Cost	Fair Value

Due in one year or less	$ -	$ -
Due after one year through five years	1,529	1,554
Due after five years through ten years	2,088	2,119
Due after ten years	19,098	18,939
	22,715	22,612

Mortgage-backed securities	61,476	61,723
	$ 84,191	$ 84,335

Gross realized gains and losses on investment securities available for sale
	2014	2013

Realized gains from sales and calls of securities	$ 1	$ 575
Realized losses	-	(1,333)
Net gains (losses)	$ 1	$ (758)